Business Combination - Schedule Of Number Of Shares Of Common Stock Outstanding Immediately Following Consummation Of Busin (Details) - shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Common stock of MCAD	23,744,063	23,602,718	11,146,510
Total shares of Better Therapeutics Common Stock outstanding immediately following the business combination		23,599,718
PIPE Financing [Member]
Business Acquisition [Line Items]
Shares issued pursuant to the PIPE including transaction related shares		5,098,750
Business combination and PIPE financing shares		8,424,990
Mountain Crest Acquisition Corp I I [Member]
Business Acquisition [Line Items]
MCAD shares and rights outstanding prior to the business combination		8,152,500
Less: redemptions of MCAD shares prior to the business combination		(4,826,260)
Common stock of MCAD		3,326,240
Conversion of Legacy BTX SAFEs to Common Stock [Member]
Business Acquisition [Line Items]
Total shares of Better Therapeutics Common Stock outstanding immediately following the business combination		4,080,481
Conversion of Legacy BTX Preferred Seed A to Common Stock [Member]
Business Acquisition [Line Items]
Total shares of Better Therapeutics Common Stock outstanding immediately following the business combination		1,010,696
Conversion of Legacy BTX Preferred Series A to Common Stock [Member]
Business Acquisition [Line Items]
Total shares of Better Therapeutics Common Stock outstanding immediately following the business combination		4,737,454
Conversion of Legacy BTX Common Stock into New Common Stock [Member]
Business Acquisition [Line Items]
Total shares of Better Therapeutics Common Stock outstanding immediately following the business combination		5,346,097